TAXES, CHARGES AND CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2021
TAXES, CHARGES AND CONTRIBUTIONS
Schedule of taxes, charges and contributions

	12.31.21	12.31.20
Fistel (1)	1,425,048	671,145
ICMS	1,416,323	861,464
PIS and COFINS	229,481	221,323
Fust and Funttel	87,726	88,088
ISS, CIDE and other taxes	97,764	84,772
Total	3,256,342	1,926,792

Current	1,485,157	1,607,434
Non-current	1,771,185	319,358
(1)	Refers to the remaining balances for 2020 and 2021 which, according to decisions of the Federal Regional Court of the First Region, rendered on March 18, 2020 and March 10, 2021, respectively, the payments are temporarily suspended. In December 2021, the total amount was transferred to non-current due to adjustment to the realization term.